Financial Instruments and Derivative Contracts - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Jun. 30, 2010 4.6% Bonds [Member]
Debt Instrument [Line Items]
Amount converted by interest rate swap execution				$ 500
Interest rate of fixed bonds				4.60%
Payment term of receivables	30 days or less
Aggregate fair value of all derivative instruments in a liability position	237
Collateral was posted for derivative instruments in a liability position	3
Additional collateral, either in the form of cash or letters of credit	234
Carrying value of share investment in LUKOIL		1,083	[1]
Closing price per share on London Stock Exchange		$ 56.50
Fixed-rate on joint venture acquisition obligation	5.30%
Effective yield rate	1.24%	1.87%
Obligations to return cash collateral	0	5
Rights to reclaim cash collateral	$ 244	$ 324

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.